CAPITAL (Tables)	12 Months Ended
Dec. 31, 2023
Banking Regulation, Total Capital [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]

	Actual		Minimum capital required - Basel III		PCA requirement to be considered well capitalized
(Dollars in thousands)	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio
December 31, 2023
Common equity tier 1 capital to risk-weighted assets
Consolidated	$1,568,815	11.73%	$936,192	7.00%	N/A	N/A
First Financial Bank	1,701,338	12.73%	935,746	7.00%	$868,907	6.50%

Tier 1 capital to risk-weighted assets
Consolidated	1,613,480	12.06%	1,136,805	8.50%	N/A	N/A
First Financial Bank	1,701,840	12.73%	1,136,263	8.50%	1,069,424	8.00%

Total capital to risk-weighted assets
Consolidated	1,820,285	13.61%	1,404,289	10.50%	N/A	N/A
First Financial Bank	1,743,521	13.04%	1,403,619	10.50%	1,336,780	10.00%

Leverage
Consolidated	1,613,480	9.70%	665,125	4.00%	N/A	N/A
First Financial Bank	1,701,840	10.24%	664,781	4.00%	830,976	5.00%

	Actual		Minimum capital required - Basel III		PCA requirement to be considered well capitalized
(Dollars in thousands)	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio
December 31, 2022
Common equity tier 1 capital to risk-weighted assets
Consolidated	$1,399,420	10.83%	$904,626	7.00%	N/A	N/A
First Financial Bank	1,581,328	12.26%	903,244	7.00%	$838,726	6.50%

Tier 1 capital to risk-weighted assets
Consolidated	1,443,698	11.17%	1,098,475	8.50%	N/A	N/A
First Financial Bank	1,581,900	12.26%	1,096,796	8.50%	1,032,278	8.00%

Total capital to risk-weighted assets
Consolidated	1,691,255	13.09%	1,356,939	10.50%	N/A	N/A
First Financial Bank	1,640,671	12.71%	1,354,865	10.50%	1,290,348	10.00%

Leverage
Consolidated	1,443,698	8.89%	649,636	4.00%	N/A	N/A
First Financial Bank	1,581,900	9.76%	648,607	4.00%	810,759	5.00%